Notional and Fair Value Amounts of Client-related and Trading Derivative Financial Instruments (Detail) (Client Related and Trading, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
NOTIONAL VALUE	$ 244,572.2	$ 246,434.9
ASSET FAIR VALUE	3,250.8	5,899.2
LIABILITY FAIR VALUE	3,144.4	5,878.4
Foreign Exchange Contracts
Derivative [Line Items]
NOTIONAL VALUE	239,901.3	242,007.1
ASSET FAIR VALUE	3,062.1	5,747.9
LIABILITY FAIR VALUE	2,959.8	5,729.9
Interest Rate Option Contracts
Derivative [Line Items]
NOTIONAL VALUE	100.5	126.1
ASSET FAIR VALUE		0.1
LIABILITY FAIR VALUE		0.1
Interest Rate Swap Contracts
Derivative [Line Items]
NOTIONAL VALUE	4,570.4	4,301.7
ASSET FAIR VALUE	188.7	151.2
LIABILITY FAIR VALUE	$ 184.6	$ 148.4